Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of Property, Plant and Equipment [Abstract]
Property, plant and equipment
6.	Property, plant and equipment

	Data		Equipment		Leasehold		Powerplant
	miners		and other		improvement		in progress	Total

Cost
Balance - December 31, 2019	$-		$-		$-		$-	$-
Additions	3,558,280	(1)	2,760,000	(2)	1,040,000	(2)	-	7,358,280
Acquired from RTO Transaction	2,244,509		-		-		-	2,244,509

Balance - December 31, 2020	5,802,789		2,760,000		1,040,000		-	9,602,789
Additions	26,845,831	(3)	603,324		-		7,148,920	34,598,075
Disposal	(990,517)		-		-		-	(990,517)

Balance - December 31, 2021	$31,658,103		$3,363,324		$1,040,000		$7,148,920	$43,210,347

Accumulated depreciation
Balance - December 31, 2019	$-		$-		$-		$-	$-
Depreciation	2,538,211		479,888		87,056		-	3,105,155

Balance - December 31, 2020	2,538,211		479,888		87,056		-	3,105,155
Depreciation	2,272,602		577,000		104,000		-	2,953,602
Disposal	(990,517)		-		-		-	(990,517)

Balance - December 31, 2021	$3,820,296		$1,056,888		$191,056		$-	$5,068,240

Net carrying value
As at December 31, 2020	$3,264,578		$2,280,112		$952,944		$-	$6,497,634

As at December 31, 2021	$27,837,807		$2,306,436		$848,944		$7,148,920	$38,142,107

(1)	Mining assets of $2,404,020 purchased by the Company in February 2020 from Nyam, LLC, a company controlled by the Chief Executive Officer ("CEO").

(2)	Assets acquired as part of facility lease assignment prior of the closing of the RTO Transaction (see note 11).

(3)	Included in this total are 10,000 high performance Bitcoin miners sourced from Northern Data AG per a definitive purchase agreement entered into on May 12, 2021.

Pursuant to the terms of the purchase agreement, the Company has concurrently entered into a hosting agreement with Northern Data in connection with the miners, whereby Northern Data will provide services to the Company including the installation and hosting of the miners in proprietary pre-manufactured performance optimized mobile data centres to be located at Digihost’s company-owned facility.

As at December 31, 2021, the Company has prepaid for $9,353,358 of data miners.

Additions for an amount of $509,352 are unpaid and included in accounts payable as at December 31, 2021.